Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000013191_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013191_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013191_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000179003_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000179003_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000179003_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.34%
C000013196_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013196_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013196_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000182211_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182211_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182211_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.19%
C000212319_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212319_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212319_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000182228_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182228_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182228_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.19%
C000182221_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182221_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182221_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.19%
C000101224_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000101224_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000101224_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000144492_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000144492_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000144492_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000179005_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000179005_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000179005_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.34%
C000179009_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000179009_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000179009_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%
C000179008_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000179008_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000179008_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%
C000182210_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182210_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182210_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.19%
C000182207_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000182207_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000182207_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%
C000179004_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000179004_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000179004_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.34%
C000179006_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000179006_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000179006_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%
C000182209_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182209_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182209_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.19%
C000212318_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212318_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212318_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000179010_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000179010_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000179010_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.34%
C000179014_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000179014_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000179014_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%
C000013193_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013193_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013193_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000212320_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212320_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212320_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%
C000182226_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182226_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182226_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.19%
C000182205_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000182205_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000182205_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%
C000013198_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013198_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013198_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000179011_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000179011_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000179011_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%
C000182208_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182208_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182208_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.19%
C000013195_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013195_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013195_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000179007_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000179007_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000179007_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%
C000013197_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013197_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013197_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000179013_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000179013_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000179013_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%
C000182212_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000182212_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000182212_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%
C000013194_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000013194_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000013194_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000033048_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000033048_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000033048_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000179012_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000179012_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000179012_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%
C000033049_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000033049_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000033049_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000182206_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000182206_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000182206_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%
C000013192_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%
C000013192_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.40%)
C000013192_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.46%
C000182222_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000182222_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000182222_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.19%
C000013191_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%
C000013191_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.56%
C000013191_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.45%
C000013191_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000013191_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000013191_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.47%
C000179003_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%
C000179003_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.62%
C000179003_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.32%
C000179003_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000179003_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000179003_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.45%
C000013196_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%
C000013196_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.41%
C000013196_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.82%
C000013196_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000013196_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000013196_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.88%
C000182211_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000182211_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.39%
C000182211_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%
C000182211_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000182211_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000182211_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.85%
C000212319_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%
C000212319_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.59%
C000212319_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.78%
C000212319_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212319_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212319_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000182228_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%
C000182228_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.62%
C000182228_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.11%
C000182228_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000182228_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000182228_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%
C000182221_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%
C000182221_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.60%
C000182221_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.11%
C000182221_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000182221_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000182221_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%
C000101224_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%
C000101224_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.30%
C000101224_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.53%
C000101224_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000101224_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000101224_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000144492_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%
C000144492_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.29%
C000144492_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.52%
C000144492_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000144492_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000144492_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000179005_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%
C000179005_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.95%
C000179005_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%
C000179005_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000179005_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000179005_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.62%
C000179009_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.47%
C000179009_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.20%
C000179009_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.64%
C000179009_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000179009_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000179009_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%
C000179008_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%
C000179008_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.51%
C000179008_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.84%
C000179008_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000179008_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000179008_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.90%
C000182210_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000182210_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.71%
C000182210_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.18%
C000182210_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000182210_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%
C000182210_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.06%
C000182207_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%
C000182207_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.09%
C000182207_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%
C000182207_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000182207_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000182207_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%
C000179004_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.32%
C000179004_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.82%
C000179004_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.95%
C000179004_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000179004_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000179004_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.07%
C000179006_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%
C000179006_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.95%
C000179006_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.05%
C000179006_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000179006_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000179006_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%
C000182209_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%
C000182209_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.45%
C000182209_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.08%
C000182209_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000182209_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000182209_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.99%
C000212318_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%
C000212318_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.28%
C000212318_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.49%
C000212318_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212318_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212318_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000179010_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%
C000179010_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.88%
C000179010_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.32%
C000179010_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000179010_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000179010_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%
C000179014_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%
C000179014_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.41%
C000179014_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.77%
C000179014_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000179014_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000179014_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%
C000013193_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.22%
C000013193_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.88%
C000013193_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.62%
C000013193_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000013193_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%
C000013193_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.64%
C000212320_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%
C000212320_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.40%
C000212320_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%
C000212320_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000212320_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000212320_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000182226_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%
C000182226_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.60%
C000182226_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.11%
C000182226_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000182226_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000182226_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%
C000182205_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.50%
C000182205_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.74%
C000182205_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000182205_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
C000182205_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000182205_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%
C000013198_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%
C000013198_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.82%
C000013198_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.37%
C000013198_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000013198_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000013198_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.40%
C000179011_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%
C000179011_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.41%
C000179011_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.77%
C000179011_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000179011_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000179011_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%
C000182208_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%
C000182208_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.10%
C000182208_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%
C000182208_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000182208_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000182208_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%
C000013195_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%
C000013195_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.18%
C000013195_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.85%
C000013195_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000013195_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000013195_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.90%
C000179007_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%
C000179007_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.27%
C000179007_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%
C000179007_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000179007_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.38%
C000179007_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%
C000013197_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.37%
C000013197_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.08%
C000013197_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.44%
C000013197_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.46%
C000013197_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000013197_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.50%
C000179013_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%
C000179013_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.41%
C000179013_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.78%
C000179013_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000179013_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000179013_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%
C000182212_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.48%
C000182212_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.98%
C000182212_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%
C000182212_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000182212_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.40%
C000182212_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%
C000013194_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%
C000013194_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.86%
C000013194_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.09%
C000013194_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000013194_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000013194_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.12%
C000033048_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%
C000033048_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.31%
C000033048_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.54%
C000033048_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000033048_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000033048_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000179012_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%
C000179012_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.41%
C000179012_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.78%
C000179012_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000179012_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000179012_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%
C000033049_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%
C000033049_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.30%
C000033049_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.54%
C000033049_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000033049_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000033049_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000182206_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000182206_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.95%
C000182206_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.17%
C000182206_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000182206_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000182206_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%
C000013192_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%
C000013192_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.76%
C000013192_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.08%
C000013192_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000013192_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%
C000013192_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.11%
C000182222_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%
C000182222_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.59%
C000182222_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.11%
C000182222_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000182222_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.39%
C000182222_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%